SHAREHOLDER'S CAPITAL - Narrative (Details) $ in Millions		12 Months Ended
	May 10, 2022 shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 Vote $ / shares shares
Disclosure of classes of share capital [line items]
Weighted average exercise price of vested share options (US$ per share) | $ / shares				$ 26.02
Maximum number of subordinate voting shares reserved for issuance under share-based payment plans				34,344,288
Share Options
Disclosure of classes of share capital [line items]
Share-based payments | $		$ 21.1	$ 18.7
RSUs
Disclosure of classes of share capital [line items]
Share-based payments | $		31.1	21.6
DSUs
Disclosure of classes of share capital [line items]
Share-based payments | $		$ 1.1	$ 0.8
Series A perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				28,571,428
Share conversion				27,842,293
Shares issued, price per share (in USD per share) | $ / shares				$ 25.19
Percent of issued and outstanding shares				7.60%
Percent of outstanding voting rights of shares				5.70%
Preferred shares, liquidation preference rate				7.00%
Accretion rate for optional redemption amount for a particular quarter in cash				6.00%
Series B perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				8,196,721
Share conversion				7,268,463
Shares issued, price per share (in USD per share) | $ / shares				$ 43.91
Percent of issued and outstanding shares				2.00%
Percent of outstanding voting rights of shares				1.50%
Preferred shares, liquidation preference rate				6.00%
Accretion rate for optional redemption amount for a particular quarter in cash				5.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote				1
Number of shares reserved for issuance ss percent		10.00%
Maximum subordinate voting shares may be repurchased	16,510,694
Subordinate voting shares | Patrick Dovigi and/or his affiliates
Disclosure of classes of share capital [line items]
Minimum percent of aggregate of shares issued and outstanding owned				2.00%
Multiple voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote				10